Schedule of investments
Delaware Small Cap Value Fund	August 31, 2020 (Unaudited)
	Number of shares	Value (US $)
Common Stock — 97.51%♦
Basic Industry — 7.85%
Arconic †	1,093,824	$24,337,584
Ashland Global Holdings	398,300	29,350,727
Berry Global Group †	1,834,410	94,545,491
HB Fuller	1,154,000	55,588,180
Huntsman	1,558,100	33,686,122
Louisiana-Pacific	2,419,800	79,708,212
		317,216,316
Business Services — 1.62%
Deluxe	470,200	13,353,680
PAE †	1,147,100	10,134,628
WESCO International †	897,600	42,052,560
		65,540,868
Capital Spending — 9.04%
Altra Industrial Motion	1,743,343	68,077,544
Atkore International Group †	1,249,200	33,391,116
H&E Equipment Services	929,700	18,835,722
ITT	1,521,500	95,565,415
MasTec †	1,935,259	89,428,319
Primoris Services	1,246,500	23,758,290
Rexnord	1,259,200	36,466,432
		365,522,838
Consumer Cyclical — 4.39%
Barnes Group	878,300	34,780,680
KB Home	1,305,300	46,677,528
Knoll	1,695,669	21,823,260
Meritage Homes †	615,400	59,096,862
Standard Motor Products	328,340	14,919,770
		177,298,100
Consumer Services — 9.58%
Aaron's	464,965	25,986,894
Acushnet Holdings	594,300	20,972,847
Asbury Automotive Group †	356,700	37,735,293
Cable One	20,380	37,505,925
Choice Hotels International	520,000	51,630,800
Cracker Barrel Old Country Store	329,500	44,057,445
Steven Madden	1,230,525	26,037,909
TEGNA	2,484,400	31,104,688
Texas Roadhouse	501,500	31,589,485
NQ-021 [8/20] 10/20 (1353888)    1

Schedule of investments
Delaware Small Cap Value Fund (Unaudited)
	Number of shares	Value (US $)
Common Stock♦ (continued)
Consumer Services (continued)
UniFirst	258,200	$49,734,484
Wolverine World Wide	1,241,041	31,001,204
		387,356,974
Consumer Staples — 4.07%
Core-Mark Holding	875,000	29,242,500
J & J Snack Foods	304,900	41,451,155
Performance Food Group †	747,754	27,300,499
Scotts Miracle-Gro	206,500	34,801,445
Spectrum Brands Holdings	533,850	31,817,460
		164,613,059
Energy — 3.26%
CNX Resources †	3,451,600	37,829,536
Delek US Holdings	1,280,300	20,139,119
Dril-Quip †	608,900	20,172,857
Helix Energy Solutions Group †	3,550,500	12,710,790
Patterson-UTI Energy	3,115,500	11,994,675
WPX Energy †	5,219,400	29,019,864
		131,866,841
Financial Services — 25.07%
American Equity Investment Life Holding	2,421,800	57,905,238
Bank of NT Butterfield & Son	1,047,100	26,386,920
East West Bancorp	2,931,123	107,806,704
First Financial Bancorp	2,452,400	33,646,928
First Hawaiian	1,826,900	30,198,657
First Interstate BancSystem Class A	1,029,400	33,764,320
First Midwest Bancorp	2,737,000	34,103,020
FNB	6,899,300	51,744,750
Great Western Bancorp	2,070,550	28,842,762
Hancock Whitney	2,529,600	50,617,296
Hanover Insurance Group	585,500	60,007,895
Kemper	530,600	41,206,396
NBT Bancorp	661,124	20,144,448
Prosperity Bancshares	658,700	35,912,324
S&T Bancorp	794,456	16,044,039
Sandy Spring Bancorp	605,700	14,488,344
Selective Insurance Group	1,113,706	66,610,756
Stifel Financial	1,462,200	74,148,162
Umpqua Holdings	4,707,000	53,094,960
Valley National Bancorp	5,617,889	42,190,346
Webster Financial	2,142,000	58,905,000
2    NQ-021 [8/20] 10/20 (1353888)

(Unaudited)
	Number of shares	Value (US $)
Common Stock♦ (continued)
Financial Services (continued)
WesBanco	1,077,200	$23,935,384
Western Alliance Bancorp	1,455,100	51,365,030
		1,013,069,679
Healthcare — 3.82%
Avanos Medical †	1,036,200	33,572,880
Catalent †	295,500	27,333,750
Integer Holdings †	473,424	32,789,346
Integra LifeSciences Holdings †	654,900	31,297,671
Service Corp. International	641,300	29,275,345
		154,268,992
Real Estate Investment Trusts — 9.25%
Brandywine Realty Trust	4,020,537	44,748,577
Independence Realty Trust	1,711,100	20,036,981
Kite Realty Group Trust	1,224,473	13,763,076
Lexington Realty Trust	4,522,900	51,425,373
Life Storage	466,500	49,183,095
National Health Investors	507,800	31,610,550
Outfront Media	2,957,700	50,073,861
RPT Realty	2,510,289	14,710,294
Spirit Realty Capital	1,287,600	45,722,676
STAG Industrial	768,581	24,825,166
Summit Hotel Properties	2,966,400	17,472,096
Washington Real Estate Investment Trust	466,323	10,231,127
		373,802,872
Technology — 11.39%
Cirrus Logic †	635,600	38,511,004
Coherent †	224,800	25,325,968
Diodes †	434,000	21,205,240
Flex †	4,828,169	52,433,915
NCR †	563,007	11,507,863
NetScout Systems †	1,131,006	26,171,479
ON Semiconductor †	2,129,600	45,509,552
SYNNEX	294,700	37,471,105
Teradyne	806,700	68,545,299
Tower Semiconductor †	2,026,700	39,439,582
TTM Technologies †	3,304,202	37,866,155
Viavi Solutions †	3,011,000	40,151,685
Vishay Intertechnology	1,000,500	15,997,995
		460,136,842
NQ-021 [8/20] 10/20 (1353888)    3

Schedule of investments
Delaware Small Cap Value Fund (Unaudited)
	Number of shares	Value (US $)
Common Stock♦ (continued)
Transportation — 3.62%
Kirby †	681,300	$28,914,372
Saia †	318,850	42,789,670
SkyWest	524,400	17,646,060
Werner Enterprises	1,238,500	56,983,385
		146,333,487
Utilities — 4.55%
ALLETE	561,200	30,282,352
Black Hills	785,500	44,050,840
PNM Resources	977,000	42,675,360
South Jersey Industries	1,007,400	22,313,910
Southwest Gas Holdings	709,600	44,612,552
		183,935,014
Total Common Stock (cost $3,537,399,682)		3,940,961,882

Short-Term Investments — 2.38%
Money Market Mutual Funds — 2.38%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.01%)	24,027,243	24,027,243
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	24,027,243	24,027,243
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.02%)	24,027,243	24,027,243
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	24,027,243	24,027,243
Total Short-Term Investments (cost $96,108,972)		96,108,972
Total Value of Securities—99.89% (cost $3,633,508,654)		4,037,070,854
Receivables and Other Assets Net of Liabilities—0.11%		4,434,905
Net Assets Applicable to 79,585,294 Shares Outstanding—100.00%		$4,041,505,759
♦	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non-income producing security.
Summary of abbreviations:
GS – Goldman Sachs
4    NQ-021 [8/20] 10/20 (1353888)